UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      AKJ Asset Management, LLC

Address:   1180 Harker Avenue
           Palo Alto, CA  94301


Form 13F File Number: 28-10308


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth Bilodeau, Jr.
Title:  Manager
Phone:  650-326-9090

Signature,  Place,  and  Date  of  Signing:

/s/ Kenneth Bilodeau, Jr.          Palo Also, CA                      4/15/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              72

Form 13F Information Table Value Total:  $      111,461
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
ABM Industries, Inc.     cs             00163T109      307    14500          SOLE       N/A         0    n/a   14500
Automatic Data Proc      cs             053015103    2,755   61,959          SOLE       N/A         0    n/a  61,959
Ameren Corp.             cs             023608102      808   30,971          SOLE       N/A         0    n/a  30,971
Amer Electric Power      cs             025537101      791   23,145          SOLE       N/A         0    n/a  23,145
AFLAC Inc                cs             001055102    2,208   40,664          SOLE       N/A         0    n/a  40,664
Agrium Inc F             cs             008916108    1,169   16,555          SOLE       N/A         0    n/a  16,555
Allied Cap Corp          cs             01903Q108      454   91,409          SOLE       N/A         0    n/a  91,409
Amerigas Partners        oa             030975106      892   22,260          SOLE       N/A         0    n/a  22,260
American Express         cs             025816109      692   16,762          SOLE       N/A         0    n/a  16,762
Boeing                   cs             097023105    2,933   40,400          SOLE       N/A         0    n/a  40,400
Bank America             cs             060505104    2,124  118,981          SOLE       N/A         0    n/a 118,981
Bristol Myers            cs             110122108    2,074   77,682          SOLE       N/A         0    n/a  77,682
BRE Pptys Inc Md ClA     oa             05564E106      263    7,350          SOLE       N/A         0    n/a   7,350
CF Industries Holdng     cs             125269100      817    8,965          SOLE       N/A         0    n/a   8,965
Cisco Systems            cs             17275R102    3,592  137,994          SOLE       N/A         0    n/a 137,994
Capitalsource Inc        cs             14055X102      489   87,417          SOLE       N/A         0    n/a  87,417
Dominion Res Inc VA      cs             25746U109    1,368   33,285          SOLE       N/A         0    n/a  33,285
Diebold Incorporated     cs             253651103    1,659   52,250          SOLE       N/A         0    n/a  52,250
Du Pont EI De Nemour     cs             263534109    2,103   56,475          SOLE       N/A         0    n/a  56,475
D T E Energy Company     cs             233331107      278    6,225          SOLE       N/A         0    n/a   6,225
Duke Power               cs             26441C105      889   54,467          SOLE       N/A         0    n/a  54,467
I Shares Dow Div         ut             464287168    2,925   63,562          SOLE       N/A         0    n/a  63,562
Consolidated Edison      cs             209115104    1,624   36,467          SOLE       N/A         0    n/a  36,467
I Share Tr MSCI          ut             464287465    1,865   33,315          SOLE       N/A         0    n/a  33,315
Emerson Electric Co      cs             291011104    1,495   29,700          SOLE       N/A         0    n/a  29,700
Nicor Inc.               cs             654086107    1,303   31,076          SOLE       N/A         0    n/a  31,076
General Electric         cs             369604103    2,434  133,742          SOLE       N/A         0    n/a 133,742
Great Plains Energy      cs             391164100    1,447   77,929          SOLE       N/A         0    n/a  77,929
Health Care REIT         oa             42217K106      204    4,507          SOLE       N/A         0    n/a   4,507
HCP Inc. REIT            oa             421915109    2,791   84,578          SOLE       N/A         0    n/a  84,578
Hawaiian Elec Indus      cs             419870100      518   23,060          SOLE       N/A         0    n/a  23,060
Hewlett-Packard Co       cs             428236103      270    5,082          SOLE       N/A         0    n/a   5,082
Hospitality Pptys Tr     oa             44106M102    1,787   74,600          SOLE       N/A         0    n/a  74,600
Intel                    cs             458140100    3,180  142,666          SOLE       N/A         0    n/a 142,666
ISharesRussl1000Valu     cs             464287598    1,221   20,000          SOLE       N/A         0    n/a  20,000
ISharesRussl 1000 Gr     cs             464287614    1,322   25,450          SOLE       N/A         0    n/a  25,450
Johnson and Johnson      cs             478160104    1,448   22,201          SOLE       N/A         0    n/a  22,201
JP Morgan Chase          cs             46625H100    3,510   78,435          SOLE       N/A         0    n/a  78,435
Kimberly Clark           cs             494368103    1,809   28,766          SOLE       N/A         0    n/a  28,766
Kinder Morgan Energy     oa             494550106    3,829   58,530          SOLE       N/A         0    n/a  58,530
Kinder Morgan Mgmt       cs             49455U100    1,276   21,767          SOLE       N/A         0    n/a  21,767
Coca-Cola Co.            cs             191216100    2,816   51,196          SOLE       N/A         0    n/a  51,196
Lincoln National         cs             534187109    1,387   45,167          SOLE       N/A         0    n/a  45,167
Herman Miller Inc        cs             600544100      191   10,558          SOLE       N/A         0    n/a  10,558
3M Company               cs             88579Y101    3,260   39,007          SOLE       N/A         0    n/a  39,007
Altria Group Inc         cs             718154107      418   20,370          SOLE       N/A         0    n/a  20,370
Nveen CA Mn Val Mf       cs             67062C107      352   38,232          SOLE       N/A         0    n/a  38,232
Nucor Corp               cs             670346105    2,777   61,200          SOLE       N/A         0    n/a  61,200
Occidental Pet           cs             674599105      203    2,400          SOLE       N/A         0    n/a   2,400
Paccar                   cs             693718108      653   15,068          SOLE       N/A         0    n/a  15,068
Precision Castparts      cs             740189105    5,884   46,433          SOLE       N/A         0    n/a  46,433
Pfizer                   cs             717081103      526   30,680          SOLE       N/A         0    n/a  30,680
Proctor and Gamble       cs             742718109    3,104   49,067          SOLE       N/A         0    n/a  49,067
Progress Energy Inc      cs             743263105    1,779   45,210          SOLE       N/A         0    n/a  45,210
Philip Morris Intnl      cs             718172109      943   18,070          SOLE       N/A         0    n/a  18,070
Pinnacle West            cs             723484101      549   14,555          SOLE       N/A         0    n/a  14,555
Patient Portal Tech      cs             70322M105        6   51,600          SOLE       N/A         0    n/a  51,600
Penn West Energy Tr      cs             707885109    3,328  157,587          SOLE       N/A         0    n/a 157,587
The Southern Company     cs             842587107    1,191   35,905          SOLE       N/A         0    n/a  35,905
Sysco Corporation        cs             871829107    1,628   55,175          SOLE       N/A         0    n/a  55,175

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
A T & T Inc              cs             00206R102      217    8,395          SOLE       N/A         0    n/a   8,395
Integrys Energy Grp.     cs             45822P105      802   16,929          SOLE       N/A         0    n/a  16,929
Tyco Electronics         cs             G91449105      583   21,198          SOLE       N/A         0    n/a  21,198
Tyco                     cs             902124106      811   21,198          SOLE       N/A         0    n/a  21,198
US Bancorp               cs             902973304      250    9,670          SOLE       N/A         0    n/a   9,670
Vulcan Materials Co.     cs             929160109      859   18,186          SOLE       N/A         0    n/a  18,186
Vanguard Value ETF       ut             922908744    2,277   45,110          SOLE       N/A         0    n/a  45,110
Vanguard Growth Idx      ut             922908736    1,743   31,388          SOLE       N/A         0    n/a  31,388
Verizon                  cs             92343V104    1,370   44,167          SOLE       N/A         0    n/a  44,167
Walgreen                 cs             931422109    2,953   79,616          SOLE       N/A         0    n/a  79,616
Wells Fargo              cs             949746101    3,019   97,020          SOLE       N/A         0    n/a  97,020
Exxon Mobil Corp.        cs             30231G102      659    9,837          SOLE       N/A         0    n/a   9,837